Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	June 30,	December 31,
	2022	2021
Raw materials	$171,463	$51,292
Finished goods	1,807,721	82,621
Less: Provision for impairment	-	-
Total, net	$1,979,184	$133,913

	December 31, 2021	December 31, 2020
Raw materials	$51,292	$48,524
Finished goods	82,621	111,547
Impairment	-	(12,800)
Total, net	$133,913	$147,271